Other Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Securities Loaned [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Financial assets measured at fair value through other comprehensive income include securities loaned amount	¥ 2,198,396	¥ 1,757,903